Commitments and Contingencies - Leases - Operating Lease Liabilities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 9,774
2022	8,099
2023	7,267
2024	5,561
2025	4,534
2026 and beyond	8,577
Total lease payments	43,812
Less: Imputed interest	(8,789)
Present value of lease liabilities	$ 35,023